Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 ILS	Mar. 31, 2013 ILS	Mar. 31, 2014 1999 Stock Incentive Plan [Member] ILS	Mar. 31, 2013 1999 Stock Incentive Plan [Member]	Mar. 31, 2014 1999 Stock Incentive Plan [Member] Minimum [Member]	Mar. 31, 2014 1999 Stock Incentive Plan [Member] Maximum [Member]	Mar. 31, 2014 Ordinary Shares [Member]	Mar. 31, 2014 Founders' Shares [Member]
Shareholders Equity [Line Items]
Percentage of the rights to profits allocated to ordinary shares		100.00%
Percentage of the dissolution rights allocated to ordinary shares		100.00%
Description of voting power allocated to the founders' shares											Two-thirds of the voting power of all of the Company's shares	One-third of the voting power of all of the Company's shares
Percentage of options granted with exercise price							100.00%
Period of vesting for the options granted									4 years	5 years
Period of expiry of the option granted							10 years
Maximum aggregate amount of options granted							2,100,000
Number of shares outstanding		1,000	25,500				1,000	25,500
Aggregate amount of option granted							0
Common stock par value					0.0001	0.0001	0.0001
Option exercised	500	23,700	291,555	32,775
Options exercise with intrinsic value	$ 12	$ 557	$ 5,286	$ 378
Share-based compensation expense	0	0	8	59
Number of options exercisable		1,000	25,500
Weighted-average exercise prices for options exercisable		$ 26.09	$ 52.32
Gain (loss) from foreign currency translation adjustments		(22,997)	16,594
Unrealized gain from available for sale securities		$ 100	$ 150